American Funds Mortgage Fund®
Investment portfolio
November 30, 2022
unaudited
Bonds, notes & other debt instruments 96.87% Mortgage-backed obligations 80.94% Federal agency mortgage-backed obligations 77.25%	Principal amount (000)	Value (000)
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]	USD47	$47
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]	59	58
Fannie Mae Pool #BJ4876 3.00% 2/1/2033[1]	398	376
Fannie Mae Pool #BJ4856 3.00% 2/1/2033[1]	108	102
Fannie Mae Pool #BM3919 3.00% 2/1/2033[1]	10	9
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	3	3
Fannie Mae Pool #CA2106 3.50% 7/1/2033[1]	14	13
Fannie Mae Pool #MA1640 2.50% 9/1/2033[1]	802	739
Fannie Mae Pool #AU7556 3.00% 9/1/2033[1]	324	291
Fannie Mae Pool #BJ9000 3.50% 11/1/2033[1]	96	93
Fannie Mae Pool #BO6247 2.50% 12/1/2034[1]	4,967	4,624
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	37	37
Fannie Mae Pool #AS7224 4.00% 5/1/2036[1]	1,442	1,402
Fannie Mae Pool #MA2630 4.00% 5/1/2036[1]	298	290
Fannie Mae Pool #MA2717 4.00% 8/1/2036[1]	1,441	1,401
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	2,414	2,346
Fannie Mae Pool #MA2787 4.00% 10/1/2036[1]	622	604
Fannie Mae Pool #MA2819 4.00% 11/1/2036[1]	1,284	1,248
Fannie Mae Pool #MA3099 4.00% 8/1/2037[1]	1,813	1,762
Fannie Mae Pool #MA3186 4.00% 11/1/2037[1]	3,713	3,608
Fannie Mae Pool #931768 5.00% 8/1/2039[1]	32	33
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	118	121
Fannie Mae Pool #AD1823 5.00% 2/1/2040[1]	426	424
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	51	52
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	194	198
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	375	321
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	201	196
Fannie Mae Pool #AE1274 5.00% 10/1/2041[1]	59	61
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	107	109
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	34,647	29,474
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	57	57
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	31,742	27,002
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	105	107
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	10,218	8,692
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]	2,776	2,362
Fannie Mae Pool #AP7553 3.00% 9/1/2042[1]	4,171	3,831
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]	149	140
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]	68	64
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	37	35
Fannie Mae Pool #AT7457 3.025% 4/1/2043[1]	180	165
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	62	58
Fannie Mae Pool #AT7470 2.275% 5/1/2043[1]	108	92
Fannie Mae Pool #AU0626 2.275% 6/1/2043[1]	166	142
Fannie Mae Pool #AT5898 3.00% 6/1/2043[1]	6,503	5,974
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]	1,312	1,242
American Funds Mortgage Fund — Page 1 of 14

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	USD507	$478
Fannie Mae Pool #AU8120 2.275% 7/1/2043[1]	73	62
Fannie Mae Pool #AU8121 2.275% 8/1/2043[1]	92	78
Fannie Mae Pool #MA1583 4.00% 9/1/2043[1]	2,315	2,236
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]	103	97
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	59	56
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]	395	371
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	714	670
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	91,679	85,548
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]	847	766
Fannie Mae Pool #BD2440 3.50% 1/1/2047[1]	367	343
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]	996	900
Fannie Mae Pool #MA3002 4.50% 4/1/2047[1]	683	657
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	645	603
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	96	89
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	44	41
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	39	37
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	30	28
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	40	39
Fannie Mae Pool #BH4101 3.50% 10/1/2047[1]	31,188	29,167
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	1,208	1,173
Fannie Mae Pool #BM2006 4.00% 1/1/2048[1]	18	17
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	487	455
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	604	587
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	830	805
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	241	234
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	118	118
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]	1,492	1,463
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]	2,296	2,426
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	23,997	22,406
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	4,963	4,638
Fannie Mae Pool #BN6708 3.50% 6/1/2049[1]	1,366	1,271
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	1,278	1,190
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	6,596	6,186
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	3,687	3,435
Fannie Mae Pool #BO5176 3.00% 11/1/2049[1]	4,613	4,169
Fannie Mae Pool #CA5338 3.00% 3/1/2050[1]	2,702	2,414
Fannie Mae Pool #FM2664 3.50% 3/1/2050[1]	5,427	5,028
Fannie Mae Pool #CA5496 3.00% 4/1/2050[1]	34,330	31,028
Fannie Mae Pool #CA5536 3.00% 4/1/2050[1]	11,323	10,187
Fannie Mae Pool #CA5539 3.00% 4/1/2050[1]	7,672	6,880
Fannie Mae Pool #CA5540 3.00% 4/1/2050[1]	5,398	4,840
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	7,602	6,621
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	51,321	44,647
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	2	1
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	11,484	9,985
Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	7,649	6,585
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	1,038	860
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	32,119	27,900
Fannie Mae Pool #CA8955 2.50% 2/1/2051[1]	6,293	5,457
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	10,234	8,475
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	49	40
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	6,189	5,557
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	29	24
American Funds Mortgage Fund — Page 2 of 14

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]	USD5,519	$4,752
Fannie Mae Pool #CB0392 2.50% 5/1/2051[1]	35	30
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	11,835	10,595
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	2,429	2,106
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	41,302	35,509
Fannie Mae Pool #CB1624 2.50% 9/1/2051[1]	49	42
Fannie Mae Pool #BU2001 2.50% 10/1/2051[1]	13,000	11,170
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	229	190
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	12,692	10,983
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	6,309	5,473
Fannie Mae Pool #FM9764 2.50% 11/1/2051[1]	3,000	2,577
Fannie Mae Pool #BU3347 2.50% 11/1/2051[1]	139	119
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	69,789	60,298
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]	37,435	32,728
Fannie Mae Pool #CB2371 2.50% 12/1/2051[1]	10,962	9,486
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	6,747	5,846
Fannie Mae Pool #FM9846 2.50% 12/1/2051[1]	2,428	2,086
Fannie Mae Pool #FM9819 3.00% 12/1/2051[1]	81,061	72,535
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	9,281	8,358
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	18,841	16,802
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]	9,318	7,758
Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	34,762	30,037
Fannie Mae Pool #FS1995 2.50% 2/1/2052[1]	2,693	2,309
Fannie Mae Pool #CB2867 2.50% 2/1/2052[1]	64	55
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	1,674	1,507
Fannie Mae Pool #BV6763 2.50% 3/1/2052[1]	2,748	2,359
Fannie Mae Pool #BU8916 2.50% 4/1/2052[1]	14,747	12,657
Fannie Mae Pool #CB3665 2.50% 5/1/2052[1]	3,207	2,749
Fannie Mae Pool #BV7787 2.50% 5/1/2052[1]	2,485	2,133
Fannie Mae Pool #BV9700 2.50% 6/1/2052[1]	5,585	4,791
Fannie Mae Pool #BV8959 2.50% 6/1/2052[1]	1,862	1,598
Fannie Mae Pool #BU8730 2.50% 6/1/2052[1]	721	619
Fannie Mae Pool #FS2239 2.50% 7/1/2052[1]	84,992	72,864
Fannie Mae Pool #MA4743 2.50% 8/1/2052[1]	2,804	2,404
Fannie Mae Pool #BV8015 2.50% 8/1/2052[1]	815	700
Fannie Mae Pool #MA4700 4.00% 8/1/2052[1]	183,044	171,389
Fannie Mae Pool #MA4768 2.50% 9/1/2052[1]	16,741	14,353
Fannie Mae Pool #BW1149 2.50% 9/1/2052[1]	887	760
Fannie Mae Pool #BW7769 4.50% 9/1/2052[1]	3,826	3,729
Fannie Mae Pool #BW7707 4.50% 9/1/2052[1]	3,076	2,998
Fannie Mae Pool #BW9180 4.50% 9/1/2052[1]	631	615
Fannie Mae Pool #BW8981 4.50% 10/1/2052[1]	16,805	16,380
Fannie Mae Pool #BX0512 4.50% 10/1/2052[1]	3,422	3,336
Fannie Mae Pool #BW1309 2.50% 11/1/2052[1]	1,460	1,252
Fannie Mae Pool #MA4803 3.50% 11/1/2052[1]	3,805	3,446
Fannie Mae Pool #MA4804 4.00% 11/1/2052[1]	71,949	67,368
Fannie Mae Pool #AS0745 3.50% 8/1/2053[1]	877	802
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	3,686	3,412
Fannie Mae Pool #BM6693 3.50% 8/1/2059[1]	61,985	57,394
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	2,618	2,424
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]	1,677	1,553
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	1,797	1,588
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	5,007	4,941
Freddie Mac Pool #ZS8675 2.50% 11/1/2032[1]	8	8
American Funds Mortgage Fund — Page 3 of 14

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #C91593 2.50% 12/1/2032[1]	USD32	$30
Freddie Mac Pool #ZS8087 2.50% 4/1/2033[1]	24	23
Freddie Mac Pool #C91720 2.50% 8/1/2033[1]	57	53
Freddie Mac Pool #ZS8710 3.00% 8/1/2033[1]	1	1
Freddie Mac Pool #SB8041 3.00% 4/1/2035[1]	1	1
Freddie Mac Pool #K93558 4.00% 5/1/2036[1]	516	502
Freddie Mac Pool #C91877 4.00% 5/1/2036[1]	346	337
Freddie Mac Pool #C91899 4.00% 9/1/2036[1]	569	547
Freddie Mac Pool #G03699 6.00% 1/1/2038[1]	54	57
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]	2,139	1,819
Freddie Mac Pool #Q05343 4.00% 11/1/2041[1]	266	261
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	29,619	25,197
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	8,935	7,601
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	152,868	130,040
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]	2,702	2,295
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	25	25
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	172	162
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]	454	429
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	182	172
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	1,601	1,508
Freddie Mac Pool #760012 3.113% 4/1/2045[1,2]	627	610
Freddie Mac Pool #760013 3.208% 4/1/2045[1,2]	359	350
Freddie Mac Pool #760014 2.745% 8/1/2045[1,2]	2,693	2,607
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]	5,168	4,858
Freddie Mac Pool #Q40896 4.50% 4/1/2046[1]	523	520
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]	1,910	1,799
Freddie Mac Pool #T65389 3.50% 9/1/2046[1]	50	46
Freddie Mac Pool #760015 2.557% 1/1/2047[1,2]	1,022	973
Freddie Mac Pool #Q45650 3.50% 1/1/2047[1]	7,562	7,151
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	565	529
Freddie Mac Pool #T65448 4.00% 9/1/2047[1]	787	735
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]	684	640
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	876	820
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	645	604
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]	636	595
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	634	593
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	456	427
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	406	380
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	203	190
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	195	183
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	126	118
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	83	78
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	14,528	14,126
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]	76	71
Freddie Mac Pool #Q55469 5.00% 4/1/2048[1]	841	849
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	602	585
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	570	553
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	300	292
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	309	289
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]	227	212
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	99	93
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	874	849
Freddie Mac Pool #Q57242 4.50% 7/1/2048[1]	124	123
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	1,242	1,236
American Funds Mortgage Fund — Page 4 of 14

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	USD652	$648
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	476	472
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	2,229	2,076
Freddie Mac Pool #SD7503 3.50% 8/1/2049[1]	32,033	29,909
Freddie Mac Pool #RA1339 3.00% 9/1/2049[1]	8,752	7,848
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	582	543
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	4,614	4,329
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	4,496	4,220
Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]	6,314	5,707
Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]	3,273	2,958
Freddie Mac Pool #RA1996 3.50% 1/1/2050[1]	12,469	11,552
Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]	12,942	11,655
Freddie Mac Pool #RA2319 3.00% 3/1/2050[1]	4,312	3,853
Freddie Mac Pool #RA2596 2.50% 5/1/2050[1]	1,063	924
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	55,742	46,209
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	169	140
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	281	233
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	29,430	24,392
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]	5,408	4,656
Freddie Mac Pool #QC4006 2.50% 6/1/2051[1]	67	58
Freddie Mac Pool #RA5759 2.50% 9/1/2051[1]	29,000	24,867
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]	14,187	12,342
Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]	15,040	13,458
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	7,099	5,893
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]	119,042	103,569
Freddie Mac Pool #QD0384 2.50% 11/1/2051[1]	15,000	12,904
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	6,595	5,711
Freddie Mac Pool #QD1523 2.50% 11/1/2051[1]	866	744
Freddie Mac Pool #QC9788 2.50% 11/1/2051[1]	107	92
Freddie Mac Pool #QD3561 2.50% 12/1/2051[1]	13,421	11,529
Freddie Mac Pool #QD2521 2.50% 12/1/2051[1]	2,767	2,380
Freddie Mac Pool #RA6495 2.50% 12/1/2051[1]	27	23
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	36,330	31,392
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]	37,349	33,628
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	36,065	33,487
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	676	620
Freddie Mac Pool #SD1449 2.50% 3/1/2052[1]	36,166	31,297
Freddie Mac Pool #SD1450 2.50% 3/1/2052[1]	18,093	15,669
Freddie Mac Pool #QD9176 2.50% 3/1/2052[1]	2,300	1,975
Freddie Mac Pool #QE1480 2.50% 3/1/2052[1]	861	741
Freddie Mac Pool #QD8381 2.50% 3/1/2052[1]	40	34
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]	242,992	217,707
Freddie Mac Pool #QD9911 2.50% 4/1/2052[1]	2,667	2,287
Freddie Mac Pool #QE2352 2.50% 5/1/2052[1]	12,029	10,312
Freddie Mac Pool #8D0226 2.521% 5/1/2052[1,2]	15,573	14,016
Freddie Mac Pool #SD8219 2.50% 6/1/2052[1]	1,373	1,177
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]	14,753	14,398
Freddie Mac Pool #QE6097 2.50% 7/1/2052[1]	867	744
Freddie Mac Pool #QE5132 4.50% 7/1/2052[1]	3,635	3,543
Freddie Mac Pool #QE6806 4.50% 7/1/2052[1]	3,515	3,426
Freddie Mac Pool #RA7747 2.50% 8/1/2052[1]	2,605	2,233
Freddie Mac Pool #SD8237 4.00% 8/1/2052[1]	141,635	132,706
Freddie Mac Pool #SD8244 4.00% 9/1/2052[1]	94,493	88,536
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	9,270	9,245
American Funds Mortgage Fund — Page 5 of 14

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]	USD68,597	$64,967
Freddie Mac Pool #QF2182 4.50% 10/1/2052[1]	4,065	3,962
Freddie Mac Pool #SD8283 2.50% 11/1/2052[1]	4,031	3,456
Freddie Mac Pool #SD8291 2.50% 11/1/2052[1]	2,719	2,331
Freddie Mac Pool #SD8273 3.50% 11/1/2052[1]	11,636	10,567
Freddie Mac Pool #SD8287 4.50% 12/1/2052[1]	119,925	116,889
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 5/25/2023[1]	2,400	2,378
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 11/25/2025[1]	2,500	2,404
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,2]	5,813	5,473
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	11,470	10,034
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[1,2]	10,516	9,964
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	2,047	1,866
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	4,952	4,633
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,2]	4,906	4,615
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	12,200	10,855
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	3,821	3,647
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 11/25/2057[1]	1,583	1,430
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]	1,450	1,306
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	648	617
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	2,349	2,232
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	1,218	1,100
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	754	681
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	9,200	8,830
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	42,957	41,710
Government National Mortgage Assn. 4.00% 12/1/2052[1,3]	57,092	54,512
Government National Mortgage Assn. 4.50% 12/1/2052[1,3]	195,389	191,428
Government National Mortgage Assn. 5.00% 12/1/2052[1,3]	690,890	690,458
Government National Mortgage Assn. 2.00% 1/1/2053[1,3]	19,350	16,490
Government National Mortgage Assn. 2.50% 1/1/2053[1,3]	7,440	6,548
Government National Mortgage Assn. 3.00% 1/1/2053[1,3]	29,808	26,956
Government National Mortgage Assn. 3.50% 1/1/2053[1,3]	40,007	37,176
Government National Mortgage Assn. 5.50% 1/1/2053[1,3]	104,417	105,623
Government National Mortgage Assn. Pool #778205 4.00% 3/20/2032[1]	329	329
Government National Mortgage Assn. Pool #778208 4.00% 5/20/2032[1]	464	465
Government National Mortgage Assn. Pool #796771 6.50% 10/20/2032[1]	378	389
Government National Mortgage Assn. Pool #AD0867 4.25% 4/20/2034[1]	615	633
Government National Mortgage Assn. Pool #AH5896 3.75% 7/20/2034[1]	697	692
Government National Mortgage Assn. Pool #AH5904 3.25% 2/20/2035[1]	1,047	983
Government National Mortgage Assn. Pool #AH5907 3.25% 4/20/2035[1]	862	810
Government National Mortgage Assn. Pool #AH5908 3.25% 5/20/2035[1]	1,310	1,231
Government National Mortgage Assn. Pool #AC2887 5.00% 7/20/2035[1]	176	176
Government National Mortgage Assn. Pool #417292 3.25% 8/20/2035[1]	1,974	1,855
Government National Mortgage Assn. Pool #AA7288 3.75% 6/20/2037[1]	310	300
Government National Mortgage Assn. Pool #AA4803 6.50% 10/20/2038[1]	49	52
Government National Mortgage Assn. Pool #773549 6.50% 12/20/2038[1]	135	134
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	1,041	1,107
Government National Mortgage Assn. Pool #AH5905 3.25% 1/20/2040[1]	802	744
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	1,161	1,239
Government National Mortgage Assn. Pool #AH5909 3.25% 5/20/2040[1]	459	429
Government National Mortgage Assn. Pool #AH5912 3.25% 8/20/2040[1]	555	519
Government National Mortgage Assn. Pool #AC2904 4.50% 5/20/2041[1]	377	372
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	826	855
Government National Mortgage Assn. Pool #MA0274 4.50% 7/20/2041[1]	204	201
Government National Mortgage Assn. Pool #005158 5.00% 8/20/2041[1]	520	528
American Funds Mortgage Fund — Page 6 of 14

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]	USD44	$45
Government National Mortgage Assn. Pool #MA0273 4.00% 9/20/2041[1]	605	566
Government National Mortgage Assn. Pool #AB3621 4.50% 9/20/2041[1]	202	200
Government National Mortgage Assn. Pool #AE5743 5.00% 9/20/2041[1]	1,357	1,364
Government National Mortgage Assn. Pool #MA0310 4.50% 10/20/2041[1]	442	437
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	606	604
Government National Mortgage Assn. Pool #793043 2.75% 1/15/2042[1]	302	273
Government National Mortgage Assn. Pool #799829 2.75% 2/15/2042[1]	195	176
Government National Mortgage Assn. Pool #AB2159 4.50% 3/20/2042[1]	534	532
Government National Mortgage Assn. Pool #770241 4.00% 5/20/2042[1]	304	298
Government National Mortgage Assn. Pool #AA0526 2.75% 6/15/2042[1]	95	85
Government National Mortgage Assn. Pool #792276 3.50% 6/15/2042[1]	256	244
Government National Mortgage Assn. Pool #770242 4.00% 6/20/2042[1]	470	462
Government National Mortgage Assn. Pool #AC2872 4.00% 6/20/2042[1]	191	185
Government National Mortgage Assn. Pool #799343 3.50% 7/15/2042[1]	348	331
Government National Mortgage Assn. Pool #AB1330 2.75% 8/15/2042[1]	233	210
Government National Mortgage Assn. Pool #AB1591 2.75% 9/15/2042[1]	210	189
Government National Mortgage Assn. Pool #AG5105 3.50% 9/20/2043[1]	497	457
Government National Mortgage Assn. Pool #AG5106 4.00% 9/20/2043[1]	381	370
Government National Mortgage Assn. Pool #AA7306 3.50% 11/20/2043[1]	688	649
Government National Mortgage Assn. Pool #AH5880 3.75% 5/20/2044[1]	1,083	1,037
Government National Mortgage Assn. Pool #AH5881 4.25% 5/20/2044[1]	448	437
Government National Mortgage Assn. Pool #MA3727 4.00% 6/20/2046[1]	987	934
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047[1]	3,790	3,675
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[1]	312	309
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	9	9
Government National Mortgage Assn. Pool #773441 5.20% 4/20/2062[1]	1	1
Government National Mortgage Assn. Pool #AG8235 5.20% 12/20/2064[1]	1	—[4]
Government National Mortgage Assn. Pool #AI2366 4.469% 3/20/2065[1]	18	17
Government National Mortgage Assn. Pool #AQ8290 4.881% 2/20/2066[1]	6	6
Government National Mortgage Assn. Pool #AQ8292 5.137% 2/20/2066[1]	3	3
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.505% 5/20/2066[1,2]	33,561	297
Uniform Mortgage-Backed Security 2.50% 12/1/2037[1,3]	35,486	32,797
Uniform Mortgage-Backed Security 4.00% 12/1/2037[1,3]	11,000	10,756
Uniform Mortgage-Backed Security 2.00% 12/1/2052[1,3]	187,476	154,499
Uniform Mortgage-Backed Security 2.50% 12/1/2052[1,3]	202,700	173,483
Uniform Mortgage-Backed Security 3.00% 12/1/2052[1,3]	52,672	46,637
Uniform Mortgage-Backed Security 3.50% 12/1/2052[1,3]	4,132	3,784
Uniform Mortgage-Backed Security 4.00% 12/1/2052[1,3]	139,502	131,955
Uniform Mortgage-Backed Security 4.50% 12/1/2052[1,3]	282,050	274,603
Uniform Mortgage-Backed Security 5.00% 12/1/2052[1,3]	258,739	257,526
Uniform Mortgage-Backed Security 5.50% 12/1/2052[1,3]	128,467	129,966
Uniform Mortgage-Backed Security 4.50% 1/1/2053[1,3]	53,666	52,253
Uniform Mortgage-Backed Security 5.00% 1/1/2053[1,3]	97,200	96,729
Uniform Mortgage-Backed Security 5.50% 1/1/2053[1,3]	362,100	366,126
Uniform Mortgage-Backed Security 6.00% 1/1/2053[1,3]	269,513	275,386
Uniform Mortgage-Backed Security 6.50% 1/1/2053[1,3]	445,525	457,983
		6,401,623
Collateralized mortgage-backed obligations (privately originated) 2.07%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,2,5]	3,544	2,815
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[1,2,5]	70	65
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,5]	3,061	2,738
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 12/26/2030[1,2,5]	7,066	6,848
American Funds Mortgage Fund — Page 7 of 14

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,2,5]	USD9,079	$8,526
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,2,5]	29,156	27,595
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,2,5]	18,233	17,173
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,2,5]	1,248	1,025
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[1,2,5]	1,722	1,640
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 1/25/2060[1,2,5]	12,325	10,564
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,2,5]	1,697	1,378
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,2,5]	5,961	5,037
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[1,2,5]	19,389	15,631
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,2,5]	4,327	3,910
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 4.894% 11/25/2055[1,2,5]	16,000	15,464
Mill City Mortgage Trust, Series 15-1, Class M2, 3.662% 6/25/2056[1,2,5]	3,546	3,507
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,2,5]	279	268
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 4.794% 5/25/2055[1,2,5]	4,769	4,676
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[1,2,5]	12,560	10,219
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,2,5]	8,749	8,324
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[1,2,5]	7,000	6,841
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,2,5]	6,900	6,680
Towd Point Mortgage Trust, Series 2015-4, Class M1, 3.75% 4/25/2055[1,2,5]	1,041	1,038
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[1,2,5]	5,800	5,493
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[1,2,5]	363	357
Towd Point Mortgage Trust, Series 2017-5, Class A1, 4.616% 2/25/2057[1,2,5]	369	363
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,2,5]	1,086	1,058
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,2,5]	1,693	1,617
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,2,5]	604	578
		171,428
Commercial mortgage-backed securities 1.62%
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 5.564% 5/15/2039[1,2,5]	6,857	6,654
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 5.692% 4/15/2037[1,2,5]	7,487	7,303
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 5.909% 6/15/2027[1,2,5]	7,875	7,809
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 4.575% 9/15/2036[1,2,5]	26,900	25,788
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 4.774% 10/15/2036[1,2,5]	19,921	18,740
BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 4.623% 11/15/2036[1,2,5]	7,000	6,673
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 4.545% 6/15/2038[1,2,5]	17,263	16,554
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 4.955% 7/15/2038[1,2,5]	9,605	9,254
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 4.925% 10/15/2038[1,2,5]	7,875	7,483
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 4.676% 4/15/2026[1,2,5]	6,615	6,394
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 4.606% 11/15/2038[1,2,5]	23,078	22,090
		134,742
Total mortgage-backed obligations		6,707,793
U.S. Treasury bonds & notes 13.13% U.S. Treasury inflation-protected securities 10.82%
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2023[6]	60,883	60,812
U.S. Treasury Inflation-Protected Security 0.625% 4/15/2023[6]	32,878	32,623
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2023[6]	51,012	50,472
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2024[6]	324,817	318,851
American Funds Mortgage Fund — Page 8 of 14

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[6]	USD153,772	$150,107
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[6]	107,851	104,808
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[6]	8,873	8,594
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[6,7]	114,010	103,471
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[6]	651	707
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[6,7]	39,817	34,321
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[6,7]	35,855	31,480
		896,246
U.S. Treasury 2.31%
U.S. Treasury 3.00% 7/31/2024	45,000	43,947
U.S. Treasury 0.875% 9/30/2026	9,000	8,024
U.S. Treasury 1.50% 1/31/2027	30,000	27,249
U.S. Treasury 1.25% 5/31/2028	3,800	3,324
U.S. Treasury 1.25% 6/30/2028	19,000	16,585
U.S. Treasury 1.50% 11/30/2028	4,000	3,513
U.S. Treasury 1.375% 12/31/2028	3,000	2,617
U.S. Treasury 1.75% 1/31/2029	22,000	19,566
U.S. Treasury 1.625% 5/15/2031	6,000	5,139
U.S. Treasury 1.25% 8/15/2031	6,000	4,950
U.S. Treasury 1.875% 2/15/2032	10,000	8,628
U.S. Treasury 2.875% 5/15/2032	5,822	5,465
U.S. Treasury 1.375% 11/15/2040[7]	3,168	2,107
U.S. Treasury 1.875% 2/15/2041[7]	35,112	25,446
U.S. Treasury 1.875% 2/15/2051	11,600	7,666
U.S. Treasury 2.00% 8/15/2051	11,000	7,492
		191,718
Total U.S. Treasury bonds & notes		1,087,964
Asset-backed obligations 2.80%
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 5.308% 4/21/2031[1,2,5]	10,750	10,625
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 5.029% 10/16/2030[1,2,5]	1,523	1,496
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 5.675% 11/20/2030[1,2,5]	3,740	3,689
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,5]	1,153	1,069
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,5]	921	865
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A, 4.95% 10/15/2027[1]	50,000	50,262
Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.54% 12/10/2025[1]	4,048	3,927
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 5.328% 7/27/2030[1,2,5]	4,719	4,641
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]	14,255	12,636
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]	2,290	1,906
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]	19,243	16,625
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 12/5/2022[1,2,5]	—[4]	—[4]
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[1,5]	3,938	3,856
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 4/15/2030[1,5]	4,060	4,016
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[1,5]	6,825	6,440
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 5.229% 4/15/2029[1,2,5]	2,543	2,515
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,5]	2,953	2,524
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,5]	4,997	4,321
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,5]	7,798	6,871
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,5]	9,873	8,706
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,5]	27,298	24,059
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 4.679% 4/20/2062[1,2,5]	14,179	13,639
American Funds Mortgage Fund — Page 9 of 14

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)		Principal amount (000)	Value (000)
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]		USD30,250	$25,634
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,5]		3,068	2,968
Santander Drive Auto Receivables Trust, Series 2022-5, Class A2, 3.98% 1/15/2025[1]		7,006	6,955
Santander Drive Auto Receivables Trust, Series 2022-6, Class A2, 4.37% 5/15/2025[1]		3,174	3,155
Santander Drive Auto Receivables Trust, Series 2022-6, Class A3, 4.49% 11/16/2026[1]		6,916	6,812
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,5]		1,950	1,639
			231,851
Total bonds, notes & other debt instruments (cost: $8,161,418,000)			8,027,608
Short-term securities 52.60% Money market investments 28.60%		Shares
Capital Group Central Cash Fund 3.94%[8,9]		23,703,684	2,370,131
Federal agency bills & notes 21.66%	Weighted average yield at acquisition	Principal amount (000)
Federal Home Loan Bank 12/2/2022	2.993%	USD200,000	199,979
Federal Home Loan Bank 12/6/2022	1.528	50,000	49,973
Federal Home Loan Bank 12/9/2022	3.053	100,000	99,914
Federal Home Loan Bank 12/23/2022	3.492	250,000	249,402
Federal Home Loan Bank 12/28/2022	3.864	100,000	99,706
Federal Home Loan Bank 12/30/2022	3.883	80,000	79,747
Federal Home Loan Bank 1/4/2023	3.557	50,000	49,815
Federal Home Loan Bank 1/12/2023	3.608	200,000	199,068
Federal Home Loan Bank 1/17/2023	3.644	50,000	49,737
Federal Home Loan Bank 1/27/2023	4.024	200,000	198,697
Federal Home Loan Bank 2/3/2023	4.060	24,000	23,825
Federal Home Loan Bank 2/7/2023	4.095	150,000	148,826
Federal Home Loan Bank 2/15/2023	4.164	100,000	99,107
Federal Home Loan Bank 2/24/2023	4.042	200,000	197,963
Federal Home Loan Bank 2/28/2023	4.203	50,000	49,467
			1,795,226
U.S. Treasury bills 2.34%
U.S. Treasury 12/1/2022	1.573	50,000	49,996
U.S. Treasury 12/15/2022	2.196	144,200	144,025
			194,021
Total short-term securities (cost: $4,359,439,000)			4,359,378
Total investment securities 149.47% (cost: $12,520,857,000)			12,386,986
Other assets less liabilities (49.47)%			(4,099,855)
Net assets 100.00%			$8,287,131
American Funds Mortgage Fund — Page 10 of 14

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Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 11/30/2022 (000)
3 Month SOFR Futures	Short	1,244	June 2023	USD(295,714)	$5,102
2 Year U.S. Treasury Note Futures	Short	1,424	March 2023	(292,432)	(765)
5 Year U.S. Treasury Note Futures	Long	13,086	March 2023	1,420,751	6,852
10 Year Ultra U.S. Treasury Note Futures	Long	3,635	March 2023	434,951	1,379
10 Year U.S. Treasury Note Futures	Long	452	March 2023	51,302	262
20 Year U.S. Treasury Bond Futures	Long	1,638	March 2023	208,026	98
30 Year Ultra U.S. Treasury Bond Futures	Long	876	March 2023	119,382	938
					$13,866
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 11/30/2022 (000)	Upfront premium received (000)	Unrealized (depreciation) appreciation at 11/30/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	USD153,802	$(2,606)	$—	$(2,606)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	166,198	(2,810)	—	(2,810)
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	161,600	69,298	(96)	69,394
						$63,882	$(96)	$63,978
Investments in affiliates9

	Value of affiliate at 9/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 11/30/2022 (000)	Dividend income (000)
Short-term securities 28.60%
Money market investments 28.60%
Capital Group Central Cash Fund 3.94%[8]	$1,416,134	$2,902,736	$1,949,002	$105	$158	$2,370,131	$18,625
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Purchased on a TBA basis.
[4]	Amount less than one thousand.
[5]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $466,910,000, which represented 5.63% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $53,176,000, which represented .64% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 11/30/2022.
[9]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Mortgage Fund — Page 11 of 14

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Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $2,749,710,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $577,750,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
American Funds Mortgage Fund — Page 12 of 14

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$6,707,793	$—	$6,707,793
U.S. Treasury bonds & notes	—	1,087,964	—	1,087,964
Asset-backed obligations	—	231,851	—	231,851
Short-term securities	2,370,131	1,989,247	—	4,359,378
Total	$2,370,131	$10,016,855	$—	$12,386,986

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$14,631	$—	$—	$14,631
Unrealized appreciation on centrally cleared interest rate swaps	—	69,394	—	69,394
Liabilities:
Unrealized depreciation on futures contracts	(765)	—	—	(765)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5,416)	—	(5,416)
Total	$13,866	$63,978	$—	$77,844
*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
American Funds Mortgage Fund — Page 13 of 14

unaudited
Key to abbreviations
Assn. = Association
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP1-042-0123O-S89758	American Funds Mortgage Fund — Page 14 of 14